Supplement to the
Fidelity Advisor® Overseas Fund
Class A, Class T, Class B and Class C
December 30, 2015
As Revised October 25, 2016
Summary Prospectus

Effective December 12, 2016, the redemption fee has been removed.

OS-SUM-16-01 1.9880501.100	December 1, 2016

Supplement to the
Fidelity Advisor® Overseas Fund
Class I
December 30, 2015
As Revised October 25, 2016
Summary Prospectus

Effective December 12, 2016, the redemption fee has been removed.

OSI-SUM-16-01 1.9880502.100	December 1, 2016